Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by product (audited) (Details) £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure of financial assets [line items]
Total financial assets	£ 1,049,896		$ 132	£ 1,051,400
Provisions	1,110	[1]		1,208
Expected credit losses held against contingent liabilities and commitments
Disclosure of financial assets [line items]
Provisions	499			769
ECL
Disclosure of financial assets [line items]
Total financial assets	(3,998)			(5,835)
Other financial assets subject to impairment | Gross
Disclosure of financial assets [line items]
Total financial assets	135,500			150,300		£ 125,500
Other financial assets subject to impairment | ECL
Disclosure of financial assets [line items]
Total financial assets	(104)			(145)		(22)
Other financial assets subject to impairment | Stage 1 | Expected credit losses held against contingent liabilities and commitments
Disclosure of financial assets [line items]
Total financial assets	4			7		10
Other financial assets subject to impairment | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	135,300			146,300		124,700
Other financial assets subject to impairment | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(4)			(7)
Other financial assets subject to impairment | Stage 1 | ECL | Expected credit losses held against contingent liabilities and commitments
Disclosure of financial assets [line items]
Total financial assets				(7)		(10)
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	65			3,800		800
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	0			(6)
Other assets | Lifetime expected credit losses | Stage 3 | Expected credit losses held against contingent liabilities and commitments
Disclosure of financial assets [line items]
Total financial assets	100			132
Other assets | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	100		$ 100	132	$ 132	10
Other assets | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(100)			(132)		£ (10)
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Total financial assets	£ 145,259			£ 134,267
Coverage ratio	2.40%		2.40%	3.60%	3.60%
Financial assets at amortised cost | Loans and advances at amortised cost | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 148,758			£ 139,333
Financial assets at amortised cost | Loans and advances at amortised cost | ECL
Disclosure of financial assets [line items]
Total financial assets	(3,499)			(5,066)
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1
Disclosure of financial assets [line items]
Total financial assets	£ 128,217			£ 111,119
Coverage ratio	0.60%		0.60%	0.60%	0.60%
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 129,013			£ 111,804
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(796)			(685)
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 15,378			£ 20,498
Coverage ratio	6.20%		6.20%	8.50%	8.50%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 16,397			£ 22,410
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1,019)			(1,912)
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Total financial assets	£ 1,664			£ 2,650
Coverage ratio	50.30%		50.30%	48.20%	48.20%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 3,348			£ 5,119
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1,684)			(2,469)
Financial assets at amortised cost | Home loans
Disclosure of financial assets [line items]
Total financial assets	£ 10,985			£ 11,193
Coverage ratio	3.40%		3.40%	3.70%	3.70%
Financial assets at amortised cost | Home loans | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 11,371			£ 11,627
Financial assets at amortised cost | Home loans | ECL
Disclosure of financial assets [line items]
Total financial assets	(386)			(434)
Financial assets at amortised cost | Home loans | Stage 1
Disclosure of financial assets [line items]
Total financial assets	£ 9,752			£ 9,621
Coverage ratio	0.10%		0.10%	0.10%	0.10%
Financial assets at amortised cost | Home loans | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 9,760			£ 9,627
Financial assets at amortised cost | Home loans | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(8)			(6)
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 618			£ 849
Coverage ratio	5.40%		5.40%	5.80%	5.80%
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 653			£ 901
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(35)			(52)
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Total financial assets	£ 615			£ 723
Coverage ratio	35.80%		35.80%	34.20%	34.20%
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 958			£ 1,099
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(343)			(376)
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total financial assets	£ 25,960			£ 23,368
Coverage ratio	8.10%		8.10%	11.30%	11.30%
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 28,262			£ 26,347
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | ECL
Disclosure of financial assets [line items]
Total financial assets	(2,302)			(2,979)
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Stage 1
Disclosure of financial assets [line items]
Total financial assets	£ 23,406			£ 18,524
Coverage ratio	2.50%		2.50%	2.10%	2.10%
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 24,011			£ 18,923
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(605)			(399)
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 1,991			£ 4,244
Coverage ratio	28.40%		28.40%	23.80%	23.80%
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 2,782			£ 5,571
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(791)			(1,327)
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Total financial assets	£ 563			£ 600
Coverage ratio	61.70%		61.70%	67.60%	67.60%
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 1,469			£ 1,853
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(906)			(1,253)
Financial assets at amortised cost | Wholesale loans
Disclosure of financial assets [line items]
Total financial assets	£ 108,314			£ 99,706
Coverage ratio	0.70%		0.70%	1.60%	1.60%
Financial assets at amortised cost | Wholesale loans | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 109,125			£ 101,359
Financial assets at amortised cost | Wholesale loans | ECL
Disclosure of financial assets [line items]
Total financial assets	(811)			(1,653)
Financial assets at amortised cost | Wholesale loans | Stage 1
Disclosure of financial assets [line items]
Total financial assets	£ 95,059			£ 82,974
Coverage ratio	0.20%		0.20%	0.30%	0.30%
Financial assets at amortised cost | Wholesale loans | Stage 1 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 95,242			£ 83,254
Financial assets at amortised cost | Wholesale loans | Stage 1 | ECL
Disclosure of financial assets [line items]
Total financial assets	(183)			(280)
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 12,769			£ 15,405
Coverage ratio	1.50%		1.50%	3.30%	3.30%
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 12,962			£ 15,938
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(193)			(533)
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Total financial assets	£ 486			£ 1,327
Coverage ratio	47.20%		47.20%	38.80%	38.80%
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 921			£ 2,167
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Total financial assets	(435)			(840)
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 14,327			£ 18,325
Coverage ratio	5.90%		5.90%	8.10%	8.10%
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 15,225			£ 19,932
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(898)			(1,607)
Not past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 515			£ 721
Coverage ratio	6.00%		6.00%	5.30%	5.30%
Not past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 548			£ 761
Not past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(33)			(40)
Not past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 1,725			£ 3,895
Coverage ratio	28.20%		28.20%	21.90%	21.90%
Not past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 2,402			£ 4,987
Not past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(677)			(1,092)
Not past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 12,087			£ 13,709
Coverage ratio	1.50%		1.50%	3.30%	3.30%
Not past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 12,275			£ 14,184
Not past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(188)			(475)
Not later than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 478			£ 1,346
Coverage ratio	8.30%		8.30%	11.00%	11.00%
Not later than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 521			£ 1,512
Not later than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(43)			(166)
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 21			£ 47
Coverage ratio	4.50%		4.50%	11.30%	11.30%
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 22			£ 53
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1)			(6)
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 159			£ 282
Coverage ratio	19.70%		19.70%	28.20%	28.20%
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 198			£ 393
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(39)			(111)
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 298			£ 1,017
Coverage ratio	1.00%		1.00%	4.60%	4.60%
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 301			£ 1,066
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(3)			(49)
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 573			£ 827
Coverage ratio	12.00%		12.00%	14.40%	14.40%
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 651			£ 966
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(78)			(139)
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 82			£ 81
Coverage ratio	1.20%		1.20%	6.90%	6.90%
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 83			£ 87
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(1)			(6)
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 107			£ 67
Coverage ratio	41.20%		41.20%	64.90%	64.90%
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 182			£ 191
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	(75)			(124)
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Total financial assets	£ 384			£ 679
Coverage ratio	0.50%		0.50%	1.30%	1.30%
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Gross
Disclosure of financial assets [line items]
Total financial assets	£ 386			£ 688
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Total financial assets	£ (2)			£ (9)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.